Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideMark(SM) Core Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	GuideMarkSM Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Amount of Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	1.29%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 213.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	213.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,567
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GUIDEMARKSM CORE FIXED INCOME FUND - SERVICE SHARES Calendar Year Returns as of 12/31
Annual Return 2003	rr_AnnualReturn2003	5.75%
Annual Return 2004	rr_AnnualReturn2004	3.61%
Annual Return 2005	rr_AnnualReturn2005	2.37%
Annual Return 2006	rr_AnnualReturn2006	4.19%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(7.89%)
Annual Return 2009	rr_AnnualReturn2009	15.97%
Annual Return 2010	rr_AnnualReturn2010	8.17%
Annual Return 2011	rr_AnnualReturn2011	6.43%
Annual Return 2012	rr_AnnualReturn2012	4.27%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -3.29%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.15%
Worst Quarter:	Quarter ended September 30, 2008	-3.91%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.91%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.79% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.